Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Columbia Variable Portfolio – Small Company Growth Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 35,080	$ 28,265	$ 22,321	$ 34,749	$ 35,787	$ 20,913	$ 14,864	$ 15,129	$ 11,705	$ 10,383	$ 10,000
Columbia Variable Portfolio – Small Company Growth Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 34,224	27,631	21,873	34,155	35,257	20,658	14,715	15,015	11,654	10,356	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Account Value	$ 21,772	$ 18,906	$ 15,933	$ 21,636	$ 21,040	$ 15,628	$ 12,163	$ 13,411	$ 10,978	$ 9,862	$ 10,000